Document and Entity Information	Dec. 03, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Dec. 03, 2024
Entity Registrant Name	NYLI MACKAY DEFINEDTERM MUNI OPPORTUNITIES FUND
Entity Incorporation State Country Code	DE
Entity File Number	811-22551
Entity Tax Identification Number	45-1681733
Entity Address Address Line 1	51 Madison Avenue
Entity Address City Or Town	New York
Entity Address State Or Province	NY
Entity Address Postal Zip Code	10010
City Area Code	212
Local Phone Number	576-7000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	MMD
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Current Fiscal Year End Date	--05-31
Amendment Flag	false
Entity Central Index Key	0001518557